Investment Objectives and Goals	Aug. 31, 2026
EMERALD GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerald Growth Fund (the “Fund”) seeks long-term growth through capital appreciation.
F/m Emerald Special Situations ETF
Prospectus [Line Items]
Risk/Return [Heading]	F/m Emerald Special Situations ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the F/m Emerald Special Situations ETF (the “Fund”) is to seek long-term growth through capital appreciation.